Martin Snow, LLP Attorneys at Law www.martinsnow.com

WENDELL L. BOWDEN
EDWARD J. HARRELL
JOHN C. EDWARDS
J. KENNETH WALKER
MICHAEL J. LONG
LAWRENCE E. O'NEAL
ROBERT R. GUNN, II

JOHN T. McGOLDRICK, JR.
CUBBEDGE SNOW, III
WILLIAM H. LARSEN
EDWARD L. LONG, JR.
JOHN C. DANIEL, III
T. BARON GIBSON, II
CRAWFORD B. EDWARDS, JR.
MICHAEL M. SMITH
K. THOMAS HALL
LISA M. EDWARDS
BLAIR K. CLEVELAND

THOMAS PETER ALLEN, III
K. AMBER DUFF
MICHAEL N. WHITE
H. DAVID BULLARD
RICHARD A. EPPS, JR.
ROSS S. SCHELL
J. SLADE EDWARDS
JENNY MARTIN STANSFIELD
KATHERINE BEALL DEAN
J. SHANE HUDSON

OF COUNSEL
REMER C. DANIEL
EMERITUS
T. BALDWIN MARTIN, JR.
CUBBEDGE SNOW, JR.

DOWNTOWN OFFICE: 240 THIRD STREET POST OFFICE BOX 1606 MACON, GA 31202-1606 TELEPHONE 478/749-1700 TELECOPIER 478/743-4204	NORTH MACON OFFICE: 4008 VINEVILLE AVENUE MACON, GA 31210 TELEPHONE 478/749-1700 TELECOPIER 478/475-9901	WARNER ROBINS OFFICE: 311 MARGIE DRIVE WARNER ROBINS, GA 31088 TELEPHONE 478/953-4557 TELECOPIER 478/953-5022

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February 27, 2006

Ms. Celeste M. Murphy, Special Counsel

Office of Mergers and Acquisitions

Division of Corporation Finance

Securities and Exchange Commission

Washington, DC 20549-3628

RE:	Unity Holdings, Inc.
Schedule TO-I filed February 14, 2006
File No. 005-81546

Dear Ms. Murphy:

In response to your comment letter dated February 22, 2006 regarding the above-referenced filing of Unity Holdings, Inc. (the "Company"), the following is a detailed description of our revisions incorporated into our Amendment No. I to Schedule TO in accordance with each of your comments:

Summary, Page 1

     1.     We have revised the third question and answer to delete "as soon as practicable" and replaced with "promptly."  In addition, in Section 5, "Purchase of Shares and Payment of Purchase Price," we have deleted the phrases "as practicable" in the first paragraph, deleted "as soon as practicable" in the second paragraph and replaced with "promptly," and deleted "as soon as practicable" and "as practicable" in the third paragraph and replaced with "promptly" in accordance with your comments.

Ms. Celeste M. Murphy

February 27, 2006

The Offer, Page 5

     2.     We have corrected the date from March 10 to March 31 in the first paragraph of Section 1, "Number of Shares; Proration," as specified in your comments.

Withdrawal Rights, Page 10

     3.     We have added a sentence in Section 4, "Withdrawal Rights" to state that stock tendered may be withdrawn if not yet accepted for payment after the expiration of forty days from the commencement of the tender offer, as specified by your comments.

Certain Conditions of the Offer, Page 11

     4.     We have revised the last paragraph of Section 6, "Certain Conditions of the Offer" to delete the phrase "regardless of the circumstances (including any action or inaction by us) giving rise to any such condition," as specified in your comments.

Lastly, attached is a Statement of Acknowledgement from the Company as requested in your letter.

If you have any questions or require any additional information or documentation, please do not hesitate to contact me at 478-747-1709.

Sincerely,

/s/ Michael N. White

MICHAEL N. WHITE

MNW:km

Enclosures

cc:  Mr. Michael L. McPherson